POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON November 13, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 182	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 186	☒

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Isaac Hargett Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104	Peter Skaliy (Counsel / Filing Contact) Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104 Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 19, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______, 2026 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 182 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 186 under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, this “Amendment”) to the Registration Statement of Corgi ETF Trust I (the “Trust”) incorporates by reference Parts A, B, and C of the Trust's Post-Effective Amendment No. 60 and Amendment No. 64 (collectively, the “Prior Amendment”), filed with the Securities and Exchange Commission on June 30, 2026. The Prior Amendment relates to the Trust's 17 domestic core and factor equity ETFs.

This Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely to designate November 19, 2026, as the new effective date of the Prior Amendment.

The effective date of the Prior Amendment was previously delayed by Post-Effective Amendment No. 95 and Amendment No. 99, filed on September 11, 2026; Post-Effective Amendment No. 102 and Amendment No. 106, filed on September 17, 2026; Post-Effective Amendment No. 107 and Amendment No. 111, filed on September 22, 2026; Post-Effective Amendment No. 117 and Amendment No. 121, filed on September 28, 2026; Post-Effective Amendment No. 125 and Amendment No. 129, filed on September 30, 2026; Post-Effective Amendment No. 128 and Amendment No. 132, filed on October 5, 2026; Post-Effective Amendment No. 135 and Amendment No. 139, filed on October 8, 2026; Post-Effective Amendment No. 141 and Amendment No. 145, filed on October 14, 2026; Post-Effective Amendment No. 147 and Amendment No. 151, filed on October 20, 2026; Post-Effective Amendment No. 153 and Amendment No. 157, filed on October 27, 2026; Post-Effective Amendment No. 169 and Amendment No. 173, filed on November 2, 2026; and Post-Effective Amendment No. 170 and Amendment No. 174, filed on November 5, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on November 13, 2026.

Corgi ETF Trust I
/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 13, 2026.

Signature	Title
/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan
/s/ Carl Clements	Treasurer and Principal Financial Officer
Carl Clements
*	Chair; Interested Trustee
Nicolas S. Laqua
*	Lead Independent Trustee
Conor M. Murray
*	Trustee
Bryant C. Lee
*	Trustee
Jennifer X. Benson
*By:	/s/ Emily Z. Yuan
Emily Z. Yuan

* Attorney-In-Fact -- Pursuant to Power of Attorney Previously Filed dated August 22, 2025 for Messrs. Laqua, Murray and Lee, and Ms. Benson, and filed with Registrant's registration statement on Form N-1A dated August 25, 2025 and herein incorporated by reference.